STOCK OPTIONS	12 Months Ended
Mar. 31, 2012
Stock Options Abstract
Stock Options [Text Block]
16.	STOCK OPTIONS

The Group has adopted the 1996 Stock Option Plan (the "Option Plan"). The Option Plan provides for the grant of options to purchase common shares to employees, officers, directors and consultants of the Group. The Option Plan is administered by the Compensation Committee appointed by the Board of Directors, which determines the terms of the options granted, including the exercise price (provided, however, that the option price shall not be less than fair market value or less than the par value per share on the date the options granted), the number of common shares subject to the option and the option's exercisability. The maximum exercisable period of options granted under the Option Plan is five years.

Because the Company had granted options for the purchase of all authorized shares under the 1996 Option Plan, on June 26, 2010, the Company adopted the "2010 Stock Option And Restricted Stock Plan" (the "2010 Option Plan"). The 2010 Option Plan replaced the 1996 Option Plan. Under the new option plan, the Company is authorized to grant options, and to issue restricted shares, for a total of 600,000 shares. To date, no options have been granted under the 2010 Option Plan.

No options were granted by the Company for the years ended March 31, 2011 and 2012. The fair value of options granted to employees and directors in fiscal year 2010 was $0.95 per stock option, determined using the Black-Scholes option-pricing model based on the following assumptions:

2010

Stock price	$1.65
Risk-free interest rate	1.39%
Expected life	3 years
Expected volatility	99.8%
Expected dividend yield	1.8%

The Group estimated the expected based on volatility of historical weekly stock prices for the three years prior to the date of grant. The risk-free interest rate assumption is based upon the average daily closing rates during the preceding quarter for U.S. treasury notes that have a life which approximates the expected life of the option. The dividend yield assumption is based on the Group's history and expectation of dividend payouts. The expected life of employee stock options represents the weighted-average period the stock options are expected to remain outstanding. The expected life assumptions are established through the review of annual historical employee exercise behavior of option grants with similar vesting periods.

The options vest in accordance with the terms of the agreements entered into by the Group and the grantee of the options.

The options granted under the Option Plan resulted in a compensation expense of $12, $19 and nil for the years ended March 31, 2010, 2011 and 2012, respectively, which is included in selling, general and administrative expenses. Options awards granted in 2010 are generally with an exercise price equal to the market price of the Group's stock at the date of grant; those option awards generally have a vesting period of 1 year.

As of March 31, 2011 and 2012, there were no unrecognized compensation cost related to non-vested stock options granted under the Option Plan, nor any non-vested stock options.

A summary of stock option activity during the years ended March 31, 2010, 2011 and 2012 is as follows:

			Weighted	Weighted
		Weighted	average	average
	Number of	average	fair value	remaining
	stock	exercise	per stock	contractual
	options	price	option	life (years)
		$	$

Outstanding as of April 1, 2009	167,500	3.65	1.10	2.14
Granted	33,000	1.65	0.95
Lapsed/cancelled	(3,000)	(3.50)	1.09

Outstanding as of March 31, 2010	197,500	3.32	1.67	2.75
Exercised	(10,000)	2.54	0.98
Lapsed/cancelled	(64,500)	3.50	1.16

Outstanding as of March 31, 2011	123,000	3.29	1.04	1.44
Exercised	(3,000)	1.65	0.95
Lapsed/cancelled	(40,000)	3.42	1.00

Outstanding as of March 31, 2012	80,000	3.29	1.07	0.98

Exercisable as of March 31, 2012	80,000	3.29	1.07	0.98

The aggregate intrinsic values of the stock options outstanding as of March 31, 2011 and 2012 were $45 and $19, respectively.

The aggregate intrinsic values of the stock options exercised during the year ended March 31, 2011 and 2012 were $11 and $6, respectively. No stock options were exercised during the year ended March 31, 2010.